Segmental analysis - Total income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segmental analysis
Total income	£ 14,703	£ 14,752	£ 13,156
Retail Banking
Segmental analysis
Total income	4,743	4,170	4,956
Private Banking
Segmental analysis
Total income	26	327	778
Commercial & Institutional
Segmental analysis
Total income	8,250	7,730	5,920
Central Items and other
Segmental analysis
Total income	1,684	2,525	1,502
Inter-segmental | Retail Banking
Segmental analysis
Total income	(907)	(1,761)	(690)
Inter-segmental | Private Banking
Segmental analysis
Total income	(943)	(663)	(278)
Inter-segmental | Commercial & Institutional
Segmental analysis
Total income	293	309	(493)
Inter-segmental | Central Items and other
Segmental analysis
Total income	1,557	2,115	1,461
Operating segment
Segmental analysis
Total income	14,703	14,752	13,156
Operating segment | Retail Banking
Segmental analysis
Total income	5,650	5,931	5,646
Operating segment | Private Banking
Segmental analysis
Total income	969	990	1,056
Operating segment | Commercial & Institutional
Segmental analysis
Total income	7,957	7,421	6,413
Operating segment | Central Items and other
Segmental analysis
Total income	£ 127	£ 410	£ 41